Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2024 USD ($)	Jan. 01, 2022 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit	¥ (4,632,043)			¥ (4,649,428)		$ (637,390)
Operating activities	(5,866)	$ (808)	¥ (160,140)
Cash and cash equivalents	125,427		130,735	121,733		17,259
Foreign currency transaction gain (Loss), before tax	72	10	392
Bank balance	14,362			14,639
Idle bank balance	752
Restricted deposit	37
Bank balance of restricted cash	1,823
Gain and loss on short-term investments	148	$ 20	(640)
Accounts receivable	¥ 632,940			614,246
Percentage of accounts receivable	6.00%	6.00%
Loans receivable	¥ 3,342			5,429
Goodwill, impairment loss
Impairment charge of long-term equity investments	¥ 1,000	$ 138	3,000
Value added tax rate	6.00%	6.00%
Comprehensive loss	¥ 3,930		4,520
Operating leases	¥ 1,765			183		$ 243
Operating segment	1	1
Appropriation general reserve fund minimum	10.00%	10.00%
Appropriation general reserve fund maximum	50.00%	50.00%
Surplus fund minimum	10.00%	10.00%
Surplus fund maximum	50.00%	50.00%
Appropriation general reserve
Appropriation discretionary funds
Technology Service [Member]
Summary of Significant Accounting Policies [Line Items]
Franchise income
Restricted Cash [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted bank balance	¥ 3,041
Loans Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Loan receivable term	5 years	5 years
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2017-04 [Member]
Summary of Significant Accounting Policies [Line Items]
Operating leases							¥ 385